Post-employment benefits - Narrative (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 GBP (£)
Disclosure of defined benefit plans [line items]
Qualifying insurance policies, amount contributed to fair value of plan assets	€ 242	€ 260
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	(61)	108	€ 45
Property assets contributed to partnership | £				£ 171
Contributions to pension plan	40	32	32
Estimate of contributions expected to be paid to plan for next annual reporting period	39
Current provision for other employee benefit liabilities	7	8
Non-current provision for other employee benefit liabilities	35	33
Contributions to defined contribution plan	88	€ 81	79
Partnership agreement
Disclosure of defined benefit plans [line items]
Contributions to pension plan	€ 11
Weighted average
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	15 years	15 years
Great Britain
Disclosure of defined benefit plans [line items]
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	€ (12)	€ 104	€ 96
Additional future funding levels to plan	3.00%
Non-current provision for other employee benefit liabilities	€ 0	€ 0
Great Britain | Weighted average
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	16 years	16 years